Equity - Movements in common shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity
Cancelled		(750,000)
Common shares
Equity
At beginning of the year	56,851,399
Restricted Stock Units transferred	141,504
Restricted Stock Unit withheld	(37,951)
At end of the year	56,954,952	56,851,399